ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Digital TV Technology Co., Ltd. (“CDTV BVI”) was incorporated in the British Virgin Islands (“BVI”) as a limited liability company on March 9, 2004 by the shareholders of Novel-Tongfang Information Engineering Co., Ltd. (“N-T Information Engineering”) and SB Asia Infrastructure Fund L.P. (“SAIF”), a third-party investor. The principal activities of CDTV BVI are to install and integrate conditional access systems (“CA Systems”), subscriber management systems and electronic program guidance systems to cable TV operators in the People’s Republic of China (“PRC”) and to sell digital TV intelligent cards (“smart cards”) to these operators.

In 2007, the shareholders of CDTV BVI established China Digital TV Holding Co., Ltd. (the “Company” or “CDTV Holding”), as the holding Company of CDTV BVI and its subsidiary and VIE and the VIE’s subsidiaries (collectively, the “Group”), CDTV Holding was incorporated in the Cayman Islands. The shareholders of CDTV BVI exchanged all of their shares of CDTV BVI for shares of CDTV Holding in proportion to their percentage interests in CDTV BVI. As a result, CDTV BVI became a wholly owned subsidiary of CDTV Holding.

The development, production and sale of commercial encryption products in the PRC are regulated by the PRC National Encryption Administrative Bureau (“Encryption Bureau”). Currently, foreign-invested enterprises incorporated in the PRC are not expressly prohibited from conducting encryption-related businesses; however, they may have difficulty in obtaining the licenses or permits required for conducting such businesses from the Encryption Bureau due to the PRC Encryption Authority’s generally restrictive approach towards foreign participation in the PRC encryption industry. In addition, the PRC State Administration of Radio, Film and Television (“SARFT”) has a policy to require any cable television network operator who uses non-PRC CA Systems to install parallel PRC CA Systems. Such policy does not expressly indicate whether the CA Systems produced by a foreign-invested company incorporated in the PRC fall into the category of non-PRC CA Systems. In consideration of the PRC Encryption Authority’s preferences and the SARFT’s policy, CDTV BVI conducts substantially all of its operations through its subsidiary, Beijing Super TV Co., Ltd. (“Super TV”), and Novel-Tongfang Digital TV Technology Co., Ltd. (“N-T Digital TV”), a variable interest entity (“VIE”) which had been 100% owned by PRC citizens through the end of June 2014 and has obtained the licenses to operate such business in the PRC.

N-T Digital TV was established in the PRC on May 31, 2004 by N-T Information Engineering (who contributed 75% of the paid-in capital) and Ms. Li Yang, who is a PRC citizen representing SAIF (which contributed 25% of the paid-in capital). N-T Digital TV was subsequently renamed to Beijing Novel-Super Digital TV Technology Co., Ltd. (“N-S Digital TV”) in December 2007. After a series of equity transfers and a round of capital contribution in cash using the loan proceeds from Super TV, the VIE became owned by Mr. Shizhou Shen, Mr. Lei Zhang, Mr. Tianxing Wang and Mr. Wenjun Wang (the “Shareholders”), all of whom were PRC citizens employed by Super TV, with equity interest of 8.3%, 31.6%, 31.2% and 28.9%, respectively, and CDTV BVI did not have direct equity interest in the VIE, but it had obtained control and enjoyed the economic benefits of the VIE through a series of contractual arrangements entered into among Super TV, the VIE and its equity holders. According to these arrangements, the Company was considered the primary beneficiary of the VIE and had consolidated the VIE’s financial results of operations, assets and liabilities in the Group’s consolidated financial statements.

On June 13, 2014, the Company announced its plan to inject its conditional access (“CA”), screen cross multi-screen broadcasting systems (“Screen Cross”), formerly known as network broadcasting platform, and video on demand (“VOD”) businesses into Shanghai Tongda Venture Capital Co., Ltd. (“Tongda Venture”) (Ticker: 600647), a China-listed company, in exchange for a controlling stake in, and RMB1.15 billion in cash from, Tongda Venture (the “Restructuring”). The Restructuring was further amended on October 9, 2014 for Tongda Venture to acquire 100% equity interest of Super TV (Note (3)). According to PRC securities regulations, the assets of a China-listed company are generally required to be held and owned by it or its subsidiaries in China, while contractual arrangements such as those among Super TV, the VIE and its equity holders may not be accepted. As a result, in order to meet China Securities Regulatory Commission (“CSRC”) approval requirements with respect to the Restructuring, those contractual arrangements were terminated, and the 100% equity interest of N-S Digital TV originally held by those nominee shareholders, namely, Mr. Shizhou Shen, Mr. Lei Zhang, Mr. Tianxing Wang and Mr. Wenjun Wang, were transferred to Super TV pursuant to the agreements dated in June 2014, as a part of the Restructuring. As a result, N-S Digital TV became a wholly owned subsidiary of the Company and the Company continues to consolidate the financial results of operations, assets and liabilities of N-S Digital TV in the Group’s consolidated financial statements. Moreover, to facilitate the Restructuring, the Group conducted certain reorganizations in June 2014, including:

•	Super TV transferred its 75% equity interests in Beijing Cyber Cloud Co., Ltd (“Cyber Cloud”) and 100% equity interests in Beijing N-S Information Technology Co., Ltd (“N-S Information Technology”, originally named as N-S Investment Holdings Co., Ltd.) to China Super Media Holdings Limited (“CSM Holdings”);

•	Super TV transferred its 46.9% equity interests in Beijing Joysee Technology Co., Ltd (“Joysee”) to N-S Information Technology;

•	N-S Digital TV transferred its 100% equity interests in N-S Media Investment Co., Ltd (“N-S Media Investment”) and Beijing Shibo Movie Technology Co., Ltd. (“Shibo Movie”) to N-S Information Technology, respectively.

Since all of these are transactions between entities under common control of the Company, there were no effects on the Group’s consolidated financial statements.

VIE contractual agreements

A majority of the Group’s customers are provincial and municipal cable network operators in the PRC, which are primarily state-owned enterprises (“SOEs”). Due to the aforementioned regulatory considerations, these SOEs tend to purchase CA Systems from PRC local companies, rather than from companies with foreign investment such as Super TV. In order to accommodate the PRC regulations and participate in the smart card and CA Systems business (for the benefit of the Group), the Group arranged for Super TV to enter into the following agreements, which were terminated in June 2014 as aforementioned, with the VIE and its equity holders:

•	Technical Support and Related Services Agreement: Super TV exclusively provided the VIE and/or its customers with technical support, technical training and personnel services relating to the VIE’s marketing activities and services relating to the maintenance and optimization for the products and software of the VIE’s customers at the VIE’s request. The fees for such technical support and services were determined at Super TV’s discretion. The term of this agreement was 15 years, which could not be terminated prior to its termination date without Super TV’s written consent. The term of this agreement would have been automatically renewed for another 15 years upon its expiration date unless written notice had been given by Super TV.
•	Technology License Agreement: The VIE granted Super TV, free of charge, an exclusive license to use certain software copyrights, patents, unpatentable technology and technical secrets relating to the digital television business that was transferred from N-T Information Engineering to the VIE. The term of the license was ten years, which could not be terminated or amended without the written consent of Super TV prior to its termination date and would have been automatically renewed for an additional ten years upon its termination date unless written notice had been given by Super TV.

•	Technology Development Agreement: The VIE engaged Super TV to develop all technology required by the VIE or its customers. The fees payable by the VIE to Super TV under the agreement would have been based on the price and quantity of the technology products, and a set percentage determined by Super TV. The term of the agreement was ten years, which could not be terminated prior to its termination date without Super TV’s written consent. The term of this agreement would have been automatically renewed for an additional ten years upon its termination date unless written notice had been given by Super TV.

•	Products and Software Purchase Agreement: The VIE purchased from Super TV all the smart cards and related software products required for its CA Systems. The purchase price was determined by Super TV. The term of the agreement was 15 years, which could not be terminated prior to its termination date without Super TV’s written consent. The term of this agreement would have been automatically renewed for an additional 15 years upon its termination date unless written notice had been given by Super TV.

•	Business Operating Agreement: Each of the Shareholders agreed to (i) accept the policies and guidelines furnished by Super TV with respect to the hiring and dismissal of employees, operational management and financial management systems of the VIE; (ii) appoint the candidates recommended by Super TV as directors of the VIE and appoint the senior management personnel of Super TV as the general manager, chief financial officer and other senior officers of the VIE based on Super TV’s recommendations; (iii) replace or remove any director or senior management personnel of the VIE upon Super TV’s request; and (iv) seek a guarantee from Super TV first when any guarantee is required to secure performance by the VIE of any contract or working capital loan borrowed by the VIE and pledge its assets and receivables to Super TV as a counter-guarantee. This agreement had a term of ten years and could be renewed at the option of Super TV by giving written notice for a term to be determined by Super TV. Super TV could terminate this agreement at any time by giving 30 days’ advance written notice to the other parties to this agreement.

•	Loan agreements: Under loan agreements between Super TV and the registered shareholders of the VIE, Super TV extended loans to the registered shareholders of the VIE for contributing registered capital to the VIE in order to hold 100% of the equity interest in the VIE. The term of each loan was ten years, which would have been automatically renewable for another ten years upon its termination date unless a written notice had been provided by Super TV one month prior to such termination date. The registered shareholders of the VIE could not repay the loan prior to the termination date of the relevant loan agreement, unless so requested by Super TV, and could only repay the loan by (i) transferring all his equity interests in the VIE to Super TV or any third party designated by Super TV and (ii) paying Super TV with the entire proceeds obtained by himself from such transfer.

•	Share Pledge Agreements: Pursuant to the share pledge agreements, each of the Shareholders pledged all of their respective equity interests in the VIE to Super TV to secure the Shareholders’ and the VIE’s performance of their respective obligations under the VIE contractual arrangements between the VIE/the Shareholders and Super TV. In addition, each of the Shareholders agreed not to transfer their equity interests in the VIE or create, or allow the creation of, any pledge over their respective equity interests in the VIE that may affect Super TV’s interests without Super TV’s consent. Super TV was entitled to receive the dividends on the pledged equity interests during the term of the pledges. The duration of each of the share pledge agreements was equivalent to the maximum duration of the VIE contractual arrangements between the VIE/the Shareholders and Super TV. The agreements could only be terminated: (i) by Super TV in writing; or (ii) upon the fulfillment of the shareholders’ and the VIE’s respective obligations under the VIE contractual arrangements between the VIE/the Shareholders and Super TV, which was subject to Super TV’s written confirmation.

•	Powers of Attorney: Each of the Shareholders had executed an irrevocable power of attorney appointing Super TV, or any person designated by Super TV, as the attorney-in-fact to vote on their respective behalves on all matters of the VIE requiring shareholder approval under PRC laws, rules and regulations and the articles of association of the VIE. Each power of attorney had a term of ten years, subject to earlier termination in the event of the termination of the relevant share pledge agreement. The powers of attorney would have been automatically renewed upon the extension of the term of the relevant share pledge agreement.

•	Equity Transfer Option Agreement: Under this agreement, the Shareholders jointly granted Super TV an exclusive and irrevocable option to purchase all of the equity interests held by them in the VIE at any time that Super TV deems fit. Super TV might purchase these equity interests itself or designate another party to purchase the equity interests. The exercise price of the option would be determined by Super TV or its designated third party at the time of the exercise, subject to the minimum purchase price requirements pursuant to applicable PRC law or otherwise permitted by the relevant PRC authorities. This agreement did not have a specified term and would remain in effect unless terminated with the written consent of Super TV.

As a result of these contractual arrangements, before the end of June 2014, Super TV (1) had the power to direct the activities that most significantly affected the economic performance of the VIE, and (2) received the economic benefits of the VIE. In making the conclusion that the Company was the primary beneficiary of the VIE, the Company believes the Company’s rights under the terms of the equity transfer option agreement had provided it with a substantive kick out right. More specifically, the Company believes the terms of the equity transfer option agreement were valid, binding and enforceable under PRC laws and regulations currently in effect. The Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the option has not represented a financial barrier or disincentive for the Company to currently exercise its rights under the equity transfer option agreement. In addition, the articles of association of VIE provided that the shareholders of VIE had the power to, in a shareholders’ meeting: (i) approve the operating strategy and investment plan; (ii) elect the members of board of directors and approve their compensation; and (iii) review and approve the annual budget and earnings distribution plan. Consequently, the Company’s rights under the powers of attorney have reinforced the Company’s abilities to direct the activities most significantly impacting the VIE’s economic performance. The Company also believes that this ability to exercise control ensured that the VIE would continue to execute and renew service agreements and pay service fees to the Company. By charging service fees in whatever amounts the Company deemed fit, and by ensuring that service agreements were executed and renewed indefinitely, the Company had the rights to receive substantially all of the economic benefits from the VIE.

As of December 31, 2014, the Group has one VIE, Beijing Dingyuan Technology Co., Ltd. (“Dingyuan”), which was acquired during the Group’s acquisition of Beijing Xinsi Yijia Technology Co., Ltd. (“Xinsi Yijia”) in June 2014 (Note 5(a)). The operations, assets and liabilities of Dingyuan were immaterial as of and for the year ended December 31, 2014.

The following financial statement amounts and balances of the VIE and VIE’s subsidiaries were included in the accompanying consolidated financial statements as of and for the years ended December 31:

	As of December 31,
	2013	2014

Total current assets	$62,189	$226
Total non-current assets	2,469	4

Total assets	$64,658	$230

Total current liabilities	$14,649	$83
Total non-current liabilities	2,917	—

Total liabilities	$17,566	$83

	For the years ended December 31,
	2012	2013	2014

Net revenues	$78,940	$79,489	$32,431
Net (loss)/income	$(837)	$(1,369)	$594

	For the years ended December 31,
	2012	2013	2014

Net cash provided by/(used in) operating activities	$4,464	$(4,151)	$2,897
Net cash (used in)/provided by investing activities	$(1,645)	$(364)	$1,538
Net cash provided by financing activities	$—	$—	$—

The VIE and its subsidiaries contributed an aggregate of 89.0%, 91.2% and 39.8% of the consolidated net revenues for the year ended December 31, 2012, 2013 and 2014, respectively. As of the fiscal years ended December 31, 2013 and 2014, the VIE and its subsidiary accounted for an aggregate of 43.5% and 0.2%, respectively, of the consolidated total assets, and 46.4% and 0.2%, respectively, of the consolidated total liabilities.

As of December 31, 2014, CDTV Holding’s subsidiaries and VIE include the following entities:

Subsidiaries	Date of incorporation	Place of incorporation /establishment	Percentage of economic ownership

CDTV BVI	March 9, 2004	BVI	100%
Super TV	May 31, 2004	the PRC	100%
Golden Benefit Technology Limited (“Golden Benefit”)	December 6, 2007	Hong Kong	100%
CSM Holdings	February 25, 2008	Hong Kong	100%
N-S Information Technology	July 23, 2010	the PRC	100%
Cyber Cloud	January 19, 2011	the PRC	75%
Joysee	May 13, 2011	the PRC	46.9%
Xinsi Yijia	December 31, 2012	the PRC	75%
Shibo Movie	February 15, 2012	the PRC	100%
N-S Digital TV	May 31, 2004	the PRC	100%
N-S Media Investment	December 19, 2007	the PRC	100%

VIE

Dingyuan	August 21, 2013	the PRC	75%